Annual Total Returns[BarChart] - PIMCO International Bond Fund US Dollar-Hedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.77%	11.18%	0.90%	11.15%	0.39%	7.03%	3.52%	2.63%	7.33%	6.15%